Document and Entity Information	0 Months Ended
Jan. 30, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 30, 2015
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Jan. 30, 2015
Document Effective Date	Jan. 30, 2015
Prospectus Date	Jan. 30, 2015